Investment Objectives and Goals - DELAWARE GROUP EQUITY FUNDS IV - A, C, R, and Institutional - Nomura Healthcare Fund	Mar. 31, 2026
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Healthcare Fund seeks maximum long-term capital growth through capital appreciation.